Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 84,252	$ 78,180
Gross unrealized gains	619	723
Gross unrealized losses	(2,266)	(568)
Fair value	82,605	78,335
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,531	3,841
Gross unrealized gains	1	1
Gross unrealized losses	(244)	(139)
Fair value	4,288	3,703
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,650	3,328
Gross unrealized gains	4	3
Gross unrealized losses	(457)	(199)
Fair value	3,197	3,132
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	35,814	34,678
Gross unrealized gains	299	353
Gross unrealized losses	(1,169)	(204)
Fair value	34,944	34,827
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,553	5,949
Gross unrealized gains	3	8
Gross unrealized losses	(14)	(1)
Fair value	5,542	5,956
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,884	2,757
Gross unrealized gains		2
Gross unrealized losses	(82)	(12)
Fair value	2,802	2,747
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,137	7,074
Gross unrealized gains	2	1
Gross unrealized losses	(138)	(1)
Fair value	7,001	7,074
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	518	580
Gross unrealized gains	1	6
Gross unrealized losses	(17)
Fair value	502	586
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	23,901	19,731
Gross unrealized gains	34	57
Gross unrealized losses	(142)	(11)
Fair value	23,793	19,777
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	264	242
Gross unrealized gains	275	292
Gross unrealized losses	(3)	(1)
Fair value	$ 536	$ 533